Share-based payments - Disclosure of information concerning outstanding stock options (Details)	12 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of year (in shares) | shares	8,012,077	8,934,097
Granted (in shares) | shares	11,940	995,160
Exercised (in shares) | shares	(941,059)	(1,290,919)
Forfeited (in shares) | shares	(188,130)	(622,940)
Expired (in shares) | shares	(11,983)	(3,321)
Outstanding, end of year (in shares) | shares	6,882,845	8,012,077
Exercisable, end of year (in shares) | shares	5,837,921	5,781,579
Outstanding, beginning of year (in CAD per share) | $ / shares	$ 64.49	$ 61.33
Granted (in CAD per share) | $ / shares	110.10	97.86
Excercised (in CAD per share) | $ / shares	44.30	47.29
Forfeited (in CAD per share) | $ / shares	97.55	107.82
Expired (in CAD per share) | $ / shares	104.36	108.44
Outstanding, end of year (in CAD per share) | $ / shares	66.36	64.49
Excercisable (in CAD per share) | $ / shares	$ 61.02	$ 54.76